Condensed Financial Statements of the Company	12 Months Ended
Jun. 30, 2021
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL STATEMENTS OF THE COMPANY
16.	CONDENSED FINANCIAL STATEMENTS OF THE COMPANY

The condensed financial information of the Company has been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04, using the same accounting policies as set out in the Group’s consolidated financial statements, except that the Company uses the equity method to account for investments in its subsidiaries, VIEs and VIEs’ subsidiaries. The Company was set up in August 2018, the accompanying financial statements have been prepared as if the Company has been in existence and in control of the Group throughout the periods presented.

Condensed Statements of Financial Position

	As of June 30,
	2020	2021	2021
	RMB	RMB	US$

ASSETS:
Current assets:
Cash and cash equivalents	15,286	12,770	1,978
Total current assets	15,286	12,770	1,978

Investments in subsidiaries	352,755	307,741	47,663
Total assets	368,041	320,511	49,641

LIABILITIES AND EQUITY:
LIABILITIES:
Current liabilities:
Other payables and accrued expenses	85	210	33
Total current liabilities	85	210	33
Total liabilities	85	210	33

Commitments and contingencies
EQUITY:
Ordinary shares (Authorized shares: 2,000,000,000 at US$0.001 each; issued and outstanding shares: 90,472,014 and 90,472,014 as of June 30, 2020 and 2021, respectively)	600	600	93
Additional paid-in capital	224,702	224,694	34,801
Retained earnings	142,187	95,817	14,840
Accumulated other comprehensive income	467	(810)	(126)
Total equity	367,956	320,301	49,608
Total liabilities and equity	368,041	320,511	49,641

Condensed Statements of Operations and Comprehensive Income (Loss)

	Years ended June 30,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$

General and administrative expenses	129	(1,286)	(1,369)	(212)
Interest income	361	188	68	11
Equity in earnings (loss) of subsidiaries	53,220	(31,805)	(45,067)	(6,980)
Income (loss) before income taxes	53,710	(32,903)	(46,368)	(7,181)
Income tax expense	(179)	-	(2)	(1)
Net income (loss)	53,531	(32,903)	(46,370)	(7,182)
Other comprehensive income (loss), net of tax: Foreign currency translation adjustments	11	456	(1,277)	(198)
Total Comprehensive income (loss)	53,542	(32,447)	(47,647)	(7,380)